13. COMMITMENTS AND CONTINGENCIES (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2009
Commitments And Contingencies Details 1
December 31, 2013	$ 85,000
December 31, 2014	71,000
December 31, 2015	56,000
Total future minimum lease payments	212,000
Less: current portion	(85,000)
Total Long-Term Portion	$ 127,000	$ 579,000